Portfolio of Investments
Columbia Select Large Cap Value Fund, August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.2%
Issuer	Shares	Value ($)
Communication Services 4.2%
Diversified Telecommunication Services 4.2%
Verizon Communications, Inc.	1,476,009	81,180,495
Total Communication Services		81,180,495
Consumer Discretionary 5.9%
Internet & Direct Marketing Retail 1.9%
Qurate Retail, Inc.	3,357,553	37,033,810
Specialty Retail 4.0%
Lowe’s Companies, Inc.	370,153	75,470,495
Total Consumer Discretionary		112,504,305
Consumer Staples 3.9%
Tobacco 3.9%
Philip Morris International, Inc.	721,790	74,344,370
Total Consumer Staples		74,344,370
Energy 7.4%
Energy Equipment & Services 1.7%
Technip Energies NV, ADR(a)	421,925	5,453,381
TechnipFMC PLC(a)	4,154,216	27,542,452
Total		32,995,833
Oil, Gas & Consumable Fuels 5.7%
Chevron Corp.	236,890	22,923,845
Marathon Petroleum Corp.	619,781	36,734,420
Williams Companies, Inc. (The)	1,924,967	47,527,435
Total		107,185,700
Total Energy		140,181,533
Financials 21.3%
Banks 12.5%
Bank of America Corp.	1,526,265	63,721,564
Citigroup, Inc.	771,417	55,472,596
JPMorgan Chase & Co.	364,534	58,307,213
Wells Fargo & Co.	1,290,838	58,991,297
Total		236,492,670
Capital Markets 3.2%
Morgan Stanley	586,116	61,208,094
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.6%
American International Group, Inc.	1,045,697	57,053,228
MetLife, Inc.	803,052	49,789,224
Total		106,842,452
Total Financials		404,543,216
Health Care 13.9%
Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	678,201	51,692,480
Health Care Providers & Services 8.3%
Centene Corp.(a)	914,013	57,564,539
Cigna Corp.	235,939	49,936,489
Humana, Inc.	124,301	50,394,112
Total		157,895,140
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co.	812,877	54,348,956
Total Health Care		263,936,576
Industrials 8.9%
Aerospace & Defense 3.0%
Raytheon Technologies Corp.	660,728	56,003,305
Industrial Conglomerates 1.7%
Honeywell International, Inc.	142,263	32,992,212
Machinery 1.0%
Caterpillar, Inc.	93,777	19,774,756
Road & Rail 3.2%
CSX Corp.	1,084,271	35,271,336
Union Pacific Corp.	115,225	24,985,389
Total		60,256,725
Total Industrials		169,026,998
Information Technology 14.7%
Communications Equipment 4.1%
Cisco Systems, Inc.	1,331,331	78,575,156
Electronic Equipment, Instruments & Components 2.0%
Corning, Inc.	977,746	39,100,063
Columbia Select Large Cap Value Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Value Fund, August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.6%
Applied Materials, Inc.	340,597	46,024,872
QUALCOMM, Inc.	409,456	60,063,101
Total		106,087,973
Software 3.0%
Teradata Corp.(a)	1,033,154	56,503,192
Total Information Technology		280,266,384
Materials 9.2%
Chemicals 2.8%
FMC Corp.	567,538	53,138,583
Metals & Mining 6.4%
Barrick Gold Corp.	3,271,948	65,667,997
Freeport-McMoRan, Inc.	1,541,775	56,105,192
Total		121,773,189
Total Materials		174,911,772
Utilities 7.8%
Electric Utilities 5.6%
FirstEnergy Corp.	1,934,515	75,194,598
PG&E Corp.(a)	3,434,704	31,496,236
Total		106,690,834
Independent Power and Renewable Electricity Producers 2.2%
AES Corp. (The)	1,724,881	41,172,909
Total Utilities		147,863,743
Total Common Stocks (Cost $1,241,819,263)		1,848,759,392
Preferred Stocks 0.4%
Issuer		Shares	Value ($)
Consumer Discretionary 0.4%
Internet & Direct Marketing Retail 0.4%
Qurate Retail, Inc.	8.000%	62,180	6,715,440
Total Consumer Discretionary			6,715,440
Total Preferred Stocks (Cost $12,027,174)			6,715,440

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.061%(b),(c)	41,134,720	41,130,606
Total Money Market Funds (Cost $41,130,606)		41,130,606
Total Investments in Securities (Cost: $1,294,977,043)		1,896,605,438
Other Assets & Liabilities, Net		4,443,503
Net Assets		1,901,048,941

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.061%
	48,626,308	222,919,652	(230,415,354)	—	41,130,606	—	10,421	41,134,720
Abbreviation Legend
ADR	American Depositary Receipt
2	Columbia Select Large Cap Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Select Large Cap Value Fund, August 31, 2021 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Large Cap Value Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT216_05_L01_(10/21)